SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CNY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.1190	7.0176
Foreign currency exchange rate translation	7.2125	7.2043	7.0533
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1	1
Foreign currency exchange rate translation	1	1	1